Quarterly Report
October 31, 2020
MFS®  High Income Fund
MFH-Q3

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 91.8%
Aerospace – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$9,032,000	$6,570,780
Bombardier, Inc., 7.875%, 4/15/2027 (n)	4,250,000	3,095,998
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,385,000	4,671,487
Moog, Inc., 4.25%, 12/15/2027 (n)	7,055,000	7,240,194
TransDigm, Inc., 6.5%, 7/15/2024	4,015,000	4,009,981
TransDigm, Inc., 6.25%, 3/15/2026 (n)	6,757,000	7,044,105
TransDigm, Inc., 6.375%, 6/15/2026	4,290,000	4,277,988
TransDigm, Inc., 5.5%, 11/15/2027	4,375,000	4,271,094
		$41,181,627
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$771,312	$77
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)	2,442,209	244
Lehman Brothers Commercial Conduit Mortgage Trust, 0.938%, 2/18/2030 (i)	117,425	4
		$325
Automotive – 2.8%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$4,860,000	$4,652,867
Adient U.S. LLC, 7%, 5/15/2026 (n)	735,000	784,047
Allison Transmission, Inc., 5%, 10/01/2024 (n)	11,073,000	11,172,103
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	3,065,000	3,352,344
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	2,535,000	2,540,577
Dana, Inc., 5.5%, 12/15/2024	620,000	629,300
Dana, Inc., 5.375%, 11/15/2027	3,554,000	3,669,505
Dana, Inc., 5.625%, 6/15/2028	1,233,000	1,294,280
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	7,105,000	7,469,131
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	6,825,000	6,876,188
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	6,790,000	7,082,988
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	1,720,000	1,797,400
		$51,320,730
Broadcasting – 2.6%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$2,840,000	$2,957,150
iHeartCommunications, Inc., 8.375%, 5/01/2027	3,860,000	3,745,011
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	1,290,000	1,273,307
Netflix, Inc., 5.875%, 2/15/2025	9,065,000	10,254,781
Netflix, Inc., 3.625%, 6/15/2025 (n)	4,565,000	4,741,894
Netflix, Inc., 5.875%, 11/15/2028	5,220,000	6,236,830
Netflix, Inc., 5.375%, 11/15/2029 (n)	1,450,000	1,698,313
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	7,165,000	7,469,512
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	9,674,000	9,737,413
		$48,114,211
Brokerage & Asset Managers – 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$10,750,000	$11,018,750
Building – 5.2%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$6,310,000	$6,546,625
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	7,795,000	7,911,925
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	8,373,000	8,213,913
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	2,135,000	2,151,012
Core & Main LP, 6.125%, 8/15/2025 (n)	6,120,000	6,211,800
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	4,500,000	4,680,000
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,285,000	1,312,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
HD Supply, Inc., 5.375%, 10/15/2026 (n)	$6,865,000	$7,181,065
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	3,820,000	3,915,500
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	3,810,000	4,038,600
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	5,948,000	6,148,745
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	3,322,000	3,587,760
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	4,850,000	5,254,635
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	4,761,000	4,701,487
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	4,350,000	4,350,000
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	3,465,000	3,655,575
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	5,625,000	5,793,750
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,653,000	2,582,255
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)	2,476,000	2,550,280
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	3,450,000	3,536,250
		$94,323,869
Business Services – 2.4%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$5,785,000	$5,966,389
CDK Global, Inc., 4.875%, 6/01/2027	7,140,000	7,399,360
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	2,165,000	2,219,125
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	2,416,000	2,479,420
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	5,210,000	5,306,125
MSCI, Inc., 4.75%, 8/01/2026 (n)	6,515,000	6,767,456
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)	2,090,000	2,165,449
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	2,175,000	2,370,641
Switch, Ltd., 3.75%, 9/15/2028 (n)	4,646,000	4,651,808
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	4,560,000	4,902,000
		$44,227,773
Cable TV – 8.5%
Cable One, Inc., 4%, 11/15/2030 (n)	$1,735,000	$1,761,025
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	14,940,000	15,487,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	12,355,000	12,890,960
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	14,640,000	15,399,084
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,295,000	4,463,600
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	6,860,000	7,137,830
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	19,705,000	20,764,144
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	4,385,000	4,687,762
DISH DBS Corp., 5.875%, 11/15/2024	5,335,000	5,367,197
DISH DBS Corp., 7.75%, 7/01/2026	5,755,000	6,100,214
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	4,210,000	2,468,112
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	2,230,000	1,393,750
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	5,230,000	5,556,875
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	8,440,000	8,703,328
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	4,640,000	5,050,408
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	8,600,000	9,030,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	5,235,000	5,208,825
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,335,000	1,451,813
Videotron Ltd., 5.125%, 4/15/2027 (n)	12,190,000	12,890,925
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	8,020,000	8,240,550
		$154,054,102
Chemicals – 1.9%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)	$6,525,000	$6,655,500
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	2,914,000	3,052,415
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	5,569,000	5,179,170
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	4,223,000	4,170,212
Ingevity Corp., 3.875%, 11/01/2028 (n)	5,477,000	5,572,847
SPCM S.A., 4.875%, 9/15/2025 (n)	5,725,000	5,889,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	$3,195,000	$3,362,738
		$33,882,762
Computer Software – 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$8,260,000	$8,590,400
PTC, Inc., 3.625%, 2/15/2025 (n)	5,120,000	5,212,800
PTC, Inc., 4%, 2/15/2028 (n)	3,730,000	3,855,888
		$17,659,088
Computer Software - Systems – 1.6%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$1,676,000	$1,696,950
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	10,625,000	11,793,750
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,037,000	2,105,749
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	4,705,000	4,752,050
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	8,095,000	8,603,609
		$28,952,108
Conglomerates – 4.5%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$7,385,000	$7,754,250
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	9,295,000	9,635,476
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,819,000	1,837,190
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	5,730,000	6,030,825
EnerSys, 5%, 4/30/2023 (n)	7,330,000	7,531,575
EnerSys, 4.375%, 12/15/2027 (n)	2,340,000	2,404,350
Gates Global LLC, 6.25%, 1/15/2026 (n)	7,015,000	7,260,525
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	3,060,000	3,174,750
Griffon Corp., 5.75%, 3/01/2028	6,146,000	6,407,205
MTS Systems Corp., 5.75%, 8/15/2027 (n)	5,790,000	5,867,876
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	5,710,000	6,102,562
TriMas Corp., 4.875%, 10/15/2025 (n)	13,490,000	13,709,212
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	2,059,000	2,218,573
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	2,059,000	2,254,605
		$82,188,974
Construction – 2.3%
Lennar Corp., 4.75%, 11/29/2027	$4,955,000	$5,673,475
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,275,000	2,405,813
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	4,495,000	4,562,425
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	5,430,000	5,484,300
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)	1,680,000	1,856,400
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	1,690,000	1,834,799
Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,660,000	4,053,450
Toll Brothers Finance Corp., 4.35%, 2/15/2028	8,265,000	9,023,892
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	6,542,000	6,625,868
		$41,520,422
Consumer Products – 1.2%
Coty, Inc., 6.5%, 4/15/2026 (n)	$4,980,000	$3,897,099
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	4,300,000	4,340,850
Mattel, Inc., 6.75%, 12/31/2025 (n)	5,180,000	5,448,065
Mattel, Inc., 5.875%, 12/15/2027 (n)	2,590,000	2,814,553
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	4,870,000	5,058,712
		$21,559,279
Consumer Services – 2.4%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,697,000	$1,777,667
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	4,770,000	5,087,300
ANGI Group LLC, 3.875%, 8/15/2028 (n)	4,473,000	4,422,679
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	4,070,000	4,344,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Garda World Security Corp., 4.625%, 2/15/2027 (n)	$1,770,000	$1,725,750
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	3,742,000	3,994,585
Match Group, Inc., 5%, 12/15/2027 (n)	4,395,000	4,571,415
Match Group, Inc., 4.625%, 6/01/2028 (n)	7,255,000	7,511,464
Realogy Group LLC, 9.375%, 4/01/2027 (n)	5,545,000	5,871,878
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	4,655,000	4,778,358
		$44,085,821
Containers – 3.5%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$5,190,000	$5,274,337
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,060,000	7,247,090
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	3,765,000	3,938,021
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	2,630,000	2,751,361
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	5,430,000	5,647,200
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,910,000	9,476,899
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,470,438
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	4,600,000	4,525,250
Greif, Inc., 6.5%, 3/01/2027 (n)	1,445,000	1,515,444
Reynolds Group, 4%, 10/15/2027 (n)	4,410,000	4,465,125
Silgan Holdings, Inc., 4.75%, 3/15/2025	6,090,000	6,211,800
Silgan Holdings, Inc., 4.125%, 2/01/2028	4,674,000	4,855,351
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	4,680,000	5,008,536
		$64,386,852
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$2,889,000	$2,864,097
CommScope Technologies LLC, 5%, 3/15/2027 (n)	5,795,000	5,407,575
		$8,271,672
Electronics – 1.6%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$2,994,000	$3,177,382
Entegris, Inc., 4.625%, 2/10/2026 (n)	7,370,000	7,572,675
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,190,000	2,277,600
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,255,000	4,668,586
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,770,000	9,573,727
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,770,000	1,849,650
		$29,119,620
Energy - Independent – 2.4%
Apache Corp., 4.875%, 11/15/2027	$1,688,000	$1,584,188
Apache Corp., 4.375%, 10/15/2028	7,285,000	6,662,132
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	4,695,000	4,616,969
EQT Corp., 5%, 1/15/2029	846,000	846,000
Laredo Petroleum, Inc., 10.125%, 1/15/2028	1,115,000	482,238
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	4,349,000	4,479,470
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	3,955,000	3,757,250
Matador Resources Co., 5.875%, 9/15/2026	2,130,000	1,714,650
Murphy Oil Corp., 6.875%, 8/15/2024	1,515,000	1,355,925
Murphy Oil Corp., 5.875%, 12/01/2027	1,740,000	1,372,999
Newfield Exploration Co., 5.375%, 1/01/2026	1,085,000	1,019,755
Occidental Petroleum Corp., 5.875%, 9/01/2025	4,260,000	3,748,800
Ovintiv, Inc., 6.5%, 8/15/2034	1,670,000	1,568,178
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,615,000	2,781,706
Southwestern Energy Co., 6.45%, 1/23/2025	2,558,000	2,562,796
Southwestern Energy Co., 7.5%, 4/01/2026	3,812,400	3,880,261
Southwestern Energy Co., 7.75%, 10/01/2027	1,070,000	1,106,113
		$43,539,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 1.4%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	$1,735,000	$1,756,687
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	2,995,000	2,774,119
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	4,795,000	4,579,225
Merlin Entertainments, 5.75%, 6/15/2026 (n)	2,240,000	2,060,800
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	2,065,000	1,424,850
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	2,514,000	2,589,420
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	2,560,000	2,791,706
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,300,000	4,924,972
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	1,950,000	2,064,562
		$24,966,341
Financial Institutions – 2.8%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$3,575,000	$2,252,250
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	3,815,000	3,881,717
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,820,000	3,745,549
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	6,235,000	6,188,237
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	3,470,000	3,459,174
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	11,801,851	7,907,240
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,880,000	3,880,000
Navient Corp., 5%, 3/15/2027	3,120,000	2,913,581
OneMain Financial Corp., 6.875%, 3/15/2025	4,335,000	4,768,500
OneMain Financial Corp., 7.125%, 3/15/2026	2,120,000	2,350,783
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	4,330,000	4,476,690
Springleaf Finance Corp., 8.875%, 6/01/2025	2,550,000	2,805,000
Springleaf Finance Corp., 5.375%, 11/15/2029	1,815,000	1,864,985
		$50,493,706
Food & Beverages – 2.1%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,705,000	$4,934,980
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	10,790,000	11,867,166
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	2,680,000	2,914,500
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	7,875,000	8,130,938
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	1,445,000	1,565,650
Performance Food Group Co., 5.5%, 10/15/2027 (n)	4,445,000	4,556,125
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,400,000	1,394,750
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	2,065,000	2,157,925
		$37,522,034
Gaming & Lodging – 5.3%
Boyd Gaming Corp., 6.375%, 4/01/2026	$2,260,000	$2,344,931
Boyd Gaming Corp., 4.75%, 12/01/2027	3,655,000	3,554,524
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	4,215,000	4,002,986
CCM Merger, Inc., 6%, 3/15/2022 (n)	5,295,000	5,382,367
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	3,910,000	4,007,750
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	2,585,000	2,677,091
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	2,729,000	2,798,944
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	4,396,000	4,588,083
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	6,395,000	6,474,937
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,455,000	7,524,033
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	4,995,000	5,087,208
MGM Growth Properties LLC, 5.75%, 2/01/2027	2,410,000	2,600,715
MGM Resorts International, 6.75%, 5/01/2025	5,090,000	5,354,171
Scientific Games Corp., 8.25%, 3/15/2026 (n)	3,510,000	3,560,509
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,370,000	1,360,835
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	5,210,000	5,297,788
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	5,520,000	5,533,800
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,038,000	1,031,689
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	8,350,000	8,454,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	5,330,000	5,103,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	$5,230,000	$4,863,900
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,950,000	2,862,975
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,305,000	2,207,038
		$96,674,124
Industrial – 0.3%
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	$5,167,000	$5,199,294
Insurance - Property & Casualty – 1.1%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$4,335,000	$4,342,586
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	6,825,000	7,166,250
AssuredPartners, Inc., 7%, 8/15/2025 (n)	1,690,000	1,736,475
Hub International Ltd., 7%, 5/01/2026 (n)	7,440,000	7,626,000
		$20,871,311
Machinery & Tools – 0.2%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$4,189,000	$4,356,560
Major Banks – 1.0%
Barclays PLC, 7.875%, 12/29/2049	$6,040,000	$6,227,844
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	5,840,000	6,328,866
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/31/2049	5,405,000	5,959,013
		$18,515,723
Medical & Health Technology & Services – 6.1%
Acadia Healthcare Co., Inc., 5%, 4/15/2029 (n)	$4,310,000	$4,440,593
Akumin, Inc., 7%, 11/01/2025 (n)	1,510,000	1,491,125
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	7,952,000	8,239,862
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	3,130,000	3,333,450
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	3,885,000	3,883,329
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	7,720,000	7,528,544
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	895,000	881,575
DaVita, Inc., 4.625%, 6/01/2030 (n)	3,347,000	3,404,384
DaVita, Inc., 3.75%, 2/15/2031 (n)	3,939,000	3,786,364
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,680,863
HCA, Inc., 5.375%, 2/01/2025	13,955,000	15,452,790
HCA, Inc., 5.875%, 2/15/2026	8,775,000	9,915,750
HCA, Inc., 5.625%, 9/01/2028	1,395,000	1,623,710
HCA, Inc., 3.5%, 9/01/2030	5,510,000	5,634,469
HealthSouth Corp., 5.125%, 3/15/2023	5,405,000	5,445,538
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,300,000	3,217,500
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,727,000	5,935,434
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	10,830,000	11,344,425
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,785,000	1,766,632
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	2,960,000	3,155,301
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	6,920,000	7,456,300
		$111,617,938
Medical Equipment – 1.0%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$6,650,000	$6,874,438
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,442,400
Teleflex, Inc., 4.625%, 11/15/2027	7,690,000	8,109,297
		$18,426,135
Metals & Mining – 3.8%
Arconic Corp., 6%, 5/15/2025 (n)	$4,960,000	$5,251,400
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	4,905,000	5,137,987
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	3,435,000	3,538,050
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	195,000	204,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	$4,870,000	$5,282,586
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,510,000	1,498,675
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	3,613,000	3,603,931
Freeport-McMoRan, Inc., 5%, 9/01/2027	5,940,000	6,193,638
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,350,000	3,496,563
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	4,885,000	5,275,800
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	4,555,000	4,600,550
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	8,164,000	8,041,540
Novelis Corp., 5.875%, 9/30/2026 (n)	7,835,000	8,084,780
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)	1,097,000	471,710
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	3,140,000	2,810,300
TMS International Corp., 7.25%, 8/15/2025 (n)	5,105,000	4,862,513
		$68,354,773
Midstream – 3.8%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$11,720,000	$11,921,584
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,861,000	2,916,847
EnLink Midstream Partners LP, 4.85%, 7/15/2026	2,115,000	1,805,047
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	1,230,000	1,260,750
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	1,192,000	1,250,164
EQM Midstream Partners LP, 5.5%, 7/15/2028	10,790,000	10,927,572
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	1,320,000	1,135,477
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	4,526,000	3,621,750
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	6,470,000	6,408,535
NuStar Logistics, LP, 5.75%, 10/01/2025	5,447,000	5,484,203
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	6,640,000	6,673,200
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	3,065,000	3,287,213
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	2,075,000	2,025,013
Western Midstream Operating LP, 5.05%, 2/01/2030	6,840,000	6,488,869
Western Midstream Operation LP, 4.65%, 7/01/2026	3,770,000	3,619,200
		$68,825,424
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$2,120,000	$2,173,000
Network & Telecom – 0.6%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$2,770,000	$2,916,810
Cablevision Lightpath LLC, 5.625%, 9/15/2028 (n)	3,830,000	3,868,300
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	4,460,000	4,499,025
		$11,284,135
Oil Services – 0.1%
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	$3,960,000	$267,300
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	3,095,000	1,067,775
		$1,335,075
Oils – 0.2%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$3,685,000	$1,529,275
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	3,220,000	1,239,539
		$2,768,814
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$5,600,000	$5,544,000
Pharmaceuticals – 1.9%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$1,787,000	$1,782,533
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	15,595,000	16,012,166
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	4,135,000	4,086,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	$5,893,000	$5,922,465
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	3,434,000	3,579,293
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	2,930,000	3,105,800
		$34,489,208
Pollution Control – 0.4%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$1,705,000	$1,705,000
GFL Environmental, Inc., 7%, 6/01/2026 (n)	2,828,000	2,948,190
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	2,130,000	2,321,700
		$6,974,890
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$4,285,000	$4,288,428
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$6,435,000	$6,402,825
Meredith Corp., 6.875%, 2/01/2026	4,425,000	3,667,219
		$10,070,044
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$5,174,000	$5,368,025
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$4,165,000	$4,321,188
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	4,805,000	5,028,192
		$9,349,380
Real Estate - Other – 0.2%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$4,351,000	$4,020,846
Restaurants – 0.3%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$5,985,000	$5,067,918
Retailers – 0.6%
L Brands, Inc., 5.25%, 2/01/2028	$8,725,000	$8,594,125
L Brands, Inc., 6.625%, 10/01/2030 (n)	2,150,000	2,257,500
		$10,851,625
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$5,595,000	$5,798,210
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$3,277,000	$3,281,096
Penske Automotive Group Co., 5.375%, 12/01/2024	3,725,000	3,804,156
Penske Automotive Group Co., 5.5%, 5/15/2026	3,980,000	4,106,862
PetSmart, Inc., 7.125%, 3/15/2023 (n)	2,930,000	2,933,663
PetSmart, Inc., 8.875%, 6/01/2025 (n)	1,390,000	1,423,013
		$15,548,790
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$2,788,000	$2,873,382
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	7,220,000	7,444,867
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	800,000	846,000
		$11,164,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 4.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$8,185,000	$8,542,684
Altice France S.A., 8.125%, 2/01/2027 (n)	6,360,000	6,916,500
Altice France S.A., 5.5%, 1/15/2028 (n)	1,760,000	1,783,100
Altice France S.A., 6%, 2/15/2028 (n)	3,400,000	3,272,500
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	2,600,000	2,596,750
SBA Communications Corp., 4.875%, 9/01/2024	7,670,000	7,837,206
SBA Communications Corp., 3.875%, 2/15/2027 (n)	5,928,000	6,024,330
Sprint Capital Corp., 6.875%, 11/15/2028	9,660,000	12,219,900
Sprint Corp., 7.125%, 6/15/2024	2,590,000	2,979,018
Sprint Corp., 7.625%, 3/01/2026	13,075,000	15,911,883
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,610,000	4,803,620
T-Mobile USA, Inc., 5.375%, 4/15/2027	8,610,000	9,191,175
		$82,078,666
Tobacco – 0.3%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$2,660,000	$2,653,350
Vector Group Ltd., 10.5%, 11/01/2026 (n)	2,435,000	2,508,050
		$5,161,400
Utilities - Electric Power – 2.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$12,965,000	$13,580,837
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	2,080,000	2,186,600
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	8,030,000	8,411,425
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,945,000	3,217,413
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,698,000	4,909,410
PG&E Corp., 5%, 7/01/2028	7,135,000	7,153,016
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	2,935,000	2,964,350
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	6,795,000	7,459,721
		$49,882,772
Total Bonds		$1,668,450,253
Common Stocks – 2.9%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	347,563	$629,128
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,250	$918,190
Special Products & Services – 2.8%
iShares iBoxx $ High Yield Corporate Bond ETF	607,200	$50,931,936
Total Common Stocks		$52,479,254
Floating Rate Loans (r) – 0.6%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B, 2.899%, 9/18/2026	$1,431,331	$1,391,970
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.648%, 4/15/2027	$1,478,825	$1,427,683
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 1.97%, 6/01/2024	$1,230,199	$1,191,755
Element Solutions, Inc., Term Loan B1, 2.147%, 1/31/2026	1,475,100	1,438,223
		$2,629,978
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.897%, 4/16/2025 (q)	$1,474,738	$1,431,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.897%, 8/12/2026	$1,475,128	$1,441,707
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022 (q)	1,474,438	1,462,040
		$2,903,747
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.899%, 11/27/2025	$1,362,286	$1,326,147
Total Floating Rate Loans		$11,110,811
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,104	$263
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,104	21
Total Warrants				$284

Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	75,468,758	$75,468,758

Other Assets, Less Liabilities – 0.6%		10,926,499
Net Assets – 100.0%		$1,818,435,859
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $75,468,758 and $1,732,040,602, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,225,870,287, representing 67.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$50,931,936	$284	$918,190	$51,850,410
Mexico	—	629,128	—	629,128
Municipal Bonds	—	2,173,000	—	2,173,000
U.S. Corporate Bonds	—	1,454,465,030	—	1,454,465,030
Asset-Backed Securities (including CDOs)	—	325	—	325
Foreign Bonds	—	211,811,898	—	211,811,898
Floating Rate Loans	—	11,110,811	—	11,110,811
Mutual Funds	75,468,758	—	—	75,468,758
Total	$126,400,694	$1,680,190,476	$918,190	$1,807,509,360
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/20	$1,720,550
Change in unrealized appreciation or depreciation	(802,360)
Balance as of 10/31/20	$918,190
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2020 is $(802,360). At October 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,805,203	$382,932,859	$368,266,745	$4,560	$(7,119)	$75,468,758
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$223,768	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.